Other Accrued Liabilities	12 Months Ended
Mar. 31, 2016
Accounts Payable and Accrued Liabilities, Current [Abstract]
Other Accrued Liabilities	11. Other Accrued Liabilities Other accrued liabilities consist of the following:
	March 31,
	2015	2016

Accrued expenses	$577	572
Value added tax payable	5	7
Others	619	710
	$1,201	1,289